22 EXPENSES BY NATURE (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
ExpensesByNatureLineItems [Line Items]
Production costs		R$ 17,263,264	R$ 16,105,657	R$ 13,596,141
Sales expenses		2,342,805	2,263,688	1,815,107
General and Administrative Expenses		511,065	494,023	415,841
Other operating expenses		4,631,236	(83,332)	1,944,495
Net		2,406,851	1,330,706	646,944
Depreciation Amortization and Depletion [Member]
ExpensesByNatureLineItems [Line Items]
Production costs		1,385,306	1,145,793	1,376,862
Sales expenses		11,539	5,850	8,851
General and Administrative Expenses		24,859	23,464	23,052
Total		1,421,704	1,175,107	1,408,765
Other operating expenses	[1]	97,627	97,914	44,570
Net		R$ 1,519,331	R$ 1,273,021	R$ 1,453,335

[1]	Refers mainly to depreciation and amortization of paralyzed assets as described in note 23.